Accounting policies IFRS 16 disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure changes in accounting policy IFRS 16 [Line Items]
Right-of-use assets	€ 49.0	€ 60.2
Other provisions	37.4	42.2	€ 51.8
Increase (decrease) in accounting estimate	€ 321.0	€ 236.7	€ 295.5